Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue
Schedule of Revenue by Region

€ millions	2019	2018	2017
Germany	3,948	3,658	3,352
Rest of EMEA	8,158	7,446	7,063
EMEA	12,105	11,104	10,415
United States	9,085	7,880	7,436
Rest of Americas	2,109	1,832	1,911
Americas	11,194	9,713	9,347
Japan	1,180	963	885
Rest of APJ	3,074	2,928	2,814
APJ	4,254	3,891	3,699
 SAP Group	27,553	24,708	23,461

Schedule of Major Revenue by Region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2019	2018	2017	2019	2018	2017
EMEA	2,115	1,441	1,029	10,211	9,339	8,759
Americas	3,945	2,941	2,321	9,172	7,973	7,666
APJ	872	611	419	3,629	3,310	3,124
 SAP Group	6,933	4,993	3,769	23,012	20,622	19,549